Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Accumulated Other Comprehensive Income Loss After Tax [Line Items]
Unamortized net loss	$ 1,388	$ 1,048
Unamortized prior service	(670)	(758)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	$ 718	$ 290